POLICYHOLDERS' ACCOUNT BALANCES - Schedule of Policyholder Account Balance (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Policyholder Account Balance [Roll Forward]
Balance, beginning of period				$ 24,431	$ 19,744	$ 4,677
Acquisition from business combination				61,296		13,496
Issuances				11,709	4,643	1,426
Derecognition				(7,402)
Premiums received				536	2,420	1,317
Policy charges				(837)	(438)	(311)
Surrenders and withdrawals				(9,287)	(2,510)	(956)
Interest credited				2,571	537	153
Benefit payments				(671)	(35)	(28)
Other	$ 60	$ 0	$ 0	(193)	70	(30)
Balance, end of year		24,431	19,744	82,153	24,431	19,744
Net amount at risk		868	1,050	12,051	868	1,050
Annuities
Policyholder Account Balance [Roll Forward]
Balance, beginning of period				22,456	17,845	4,677
Acquisition from business combination				61,296		11,575
Issuances				11,647	4,559	1,381
Derecognition				(7,402)
Premiums received				113	2,021	1,091
Policy charges				(463)	(76)	(38)
Surrenders and withdrawals				(9,221)	(2,400)	(918)
Interest credited				2,484	472	128
Benefit payments				(671)	(35)	(28)
Other				(193)	70	(23)
Balance, end of year		$ 22,456	$ 17,845	$ 80,046	$ 22,456	$ 17,845
Weighted-average crediting rate		2.00%	1.00%	4.00%	2.00%	1.00%
Net amount at risk		$ 1,285	$ 597	$ 12,475	$ 1,285	$ 597
Cash surrender value		21,780	5,177	73,832	21,780	5,177
Liabilities relating to supplemental contracts				177
Life Insurance
Policyholder Account Balance [Roll Forward]
Balance, beginning of period				1,975	1,899	0
Acquisition from business combination				0		1,921
Issuances				62	84	45
Derecognition				0
Premiums received				423	399	226
Policy charges				(374)	(362)	(273)
Surrenders and withdrawals				(66)	(110)	(38)
Interest credited				87	65	25
Benefit payments				0	0	0
Other				0	0	(7)
Balance, end of year		$ 1,975	$ 1,899	$ 2,107	$ 1,975	$ 1,899
Weighted-average crediting rate		3.00%	1.00%	4.00%	3.00%	1.00%
Net amount at risk		$ 38,365	$ 35,899	$ 38,733	$ 38,365	$ 35,899
Cash surrender value		$ 1,796	$ 1,694	$ 1,860	$ 1,796	$ 1,694